Intangible Assets (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 134
Estimated amortization expense, 2021	536	$ 501
Estimated amortization expense, 2022	369	$ 332
Thereafter	$ 140